Note 4 - Cash, Cash Equivalents and Marketable Securities (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Debt Securities, Available-for-Sale, Total	$ 2,991,770	$ 12,408,940	$ 0
Marketable Securities, Unrealized Gain (Loss), Excluding Other-than-temporary Impairment Loss		(35,638)
Marketable Securities, Other-than-temporary Impairment Loss		0
Marketable Securities, Realized Gain (Loss), Excluding Other-than-temporary Impairment Loss		$ 0
Minimum [Member]
Statement [Line Items]
Marketable Securities Contractual Maturity (Month)	7 months	3 months
Maximum [Member]
Statement [Line Items]
Marketable Securities Contractual Maturity (Month)	30 months	12 months